Equity Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Investments
Schedule of Equity Investments

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	6,574	6,574	0	6,401	6,401
Investments in associates	0	142	142	0	144	144
Equity investments	0	6,716	6,716	0	6,545	6,545
Other financial assets	1,552	7,269	8,821	1,629	7,141	8,770
Equity investments as % of Other financial assets	0	92	76	0	92	75

Schedule of the carrying amount and share of profit of associates

€ millions	2025	2024
Carrying amount of interest in associates	142	144
Share of profit and losses from continuing operations	2	10

Schedule of financial commitments in venture capital funds

€ millions	2025	2024
Committed investments in venture capital funds	222	267

Schedule of financial commitments maturities in venture capital funds

31/12/2025
Investments in Venture
€ millions	Capital Funds
Due 2026	222
Total	222